CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 6,848	$ 1,185
Restricted bank deposits	32	1,505
Trade receivables (net of allowances for doubtful accounts amounted to $20 as of December 31, 2013)	5,477	5,723
Inventories	2,699	4,352
Other accounts receivable and prepaid expenses	1,411	3,092
Total current assets	16,467	15,857
SEVERANCE PAY FUND	3,051	3,535
OTHER LONG -TERM RECEIVABLES	600
PROPERTY AND EQUIPMENT, NET	200	253
Total assets	20,318	19,645
CURRENT LIABILITIES:
Short-term bank credit, net		629
Trade Payables	1,524	2,257
Employees and payroll accruals	2,377	2,109
Deferred revenues and advances from customers	765	1,305
Other accounts payable and accrued expenses	1,739	1,795
Total current liabilities	6,405	8,095
LONG-TERM LIABILITIES:
Deferred revenues	198	107
Accrued severance pay	3,453	3,944
Total long-term liabilities	3,651	4,051
Total liabilities	10,056	12,146
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: 9,997,670 shares authorized at December 31, 2014 and 2013; 8,447,307 and 7,940,340 shares issued and outstanding at December 31, 2014 and 2013, respectively	361	335
Additional paid-in capital	68,059	65,791
Accumulated other comprehensive loss	(1,062)	(805)
Accumulated deficit	(57,096)	(57,822)
Total shareholders' equity	10,262	7,499
Total liabilities and shareholders' equity	$ 20,318	$ 19,645